Earnings (loss) earnings per share	12 Months Ended
Dec. 31, 2023
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Earnings (loss) earnings per share
32. Earnings (loss) earnings per share
The weighted average number of common shares for the purposes of diluted earnings (loss) per share reconciles to the weighted average number of common shares used in the calculation of basic earnings (loss) per share as follows:

	December 31, 2023	December 31, 2022

Weighted average number of common shares used in the calculation of basic earnings (loss) per share	194,448,367	183,445,861
Dilutive impact of share options	503,751	—
Dilutive impact of restricted share units and restricted share units with performance criteria	369,969	—
Dilutive impact of performance share units	6,419	—
Weighted average number of common shares used in the calculation of diluted earnings (loss) per share	195,328,506	183,445,861

As at December 31, 2023, 1,873,502 options (2022 – 2,765,436) were excluded from the dilutive weighted-average number of common shares calculation because their effect would have been anti-dilutive.
As the year ended December 31, 2022 was in a net loss position, 533,971 share options, 264,835 RSU's and RSU's with performance criteria, and 35,232 PSU's were anti-dilutive